Annual Total Returns - FidelityConnecticutMunicipalIncomeFund-PRO - FidelityConnecticutMunicipalIncomeFund-PRO - Fidelity Connecticut Municipal Income Fund - Fidelity Connecticut Municipal Income Fund	Jan. 29, 2025
Bar Chart Table:
Annual Return 2015	3.39%
Annual Return 2016	(0.37%)
Annual Return 2017	4.19%
Annual Return 2018	0.94%
Annual Return 2019	8.03%
Annual Return 2020	4.23%
Annual Return 2021	1.91%
Annual Return 2022	(8.28%)
Annual Return 2023	6.28%
Annual Return 2024	0.77%